Convertible Debentures and Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 06, 2022	Sep. 20, 2022	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Apr. 27, 2022	Mar. 03, 2022	Mar. 01, 2022	Sep. 30, 2021	Mar. 04, 2021	Feb. 23, 2021	Jan. 25, 2021
Convertible Debentures and Fair Value Measurements (Details) [Line Items]
Issued			12.50%			12.50%		12.50%
Convertible debentures			$ 11,812	$ 28,000	$ 28,000	$ 11,812	$ 28,000									$ 3,656
Net proceeds		$ 2,918		$ 28,000	$ 28,000			$ 9,612
Deducting fees and expenses								$ 888
Aggregate principal issued										$ 6,050	$ 8,250	$ 16,500		$ 562	$ 3,367	7,883
Interest rate				12.00%			12.00%	12.00%
Extension amount percentage								110.00%
Annual rate				130.00%			130.00%	120.00%	15.00%
Prepayment percentage								130.00%
Aggregate price							$ 5,000	$ 5,000
Offering price per share percentage							70.00%	70.00%
Fair value								$ 10,500
Estimated fair value				$ 24,483			$ 24,483	24,483
Credit risk								21,703
Interest expenses							1,034	1,284
Related party holders				327			327	410	$ 500
Nonrelated party holders				$ 707			707	$ 874
Warrants rights to purchase (in Shares)								3,281,250	1,905,853				1,905,853
Warrant issued (in Shares)								253,476
Underwriter warrants (in Shares)				253,476
Cash				$ 507			$ 507	$ 201,300
Outstanding balance percentage							135.00%	135.00%
Convertible debentures percentage				10.00%	10.00%
Aggregate principal	$ 1,160			$ 30,800	$ 30,800
Extension period percentage							130.00%
Conversion price (in Dollars per share)				$ 5,000			$ 5,000
Aggregate conversion price							$ 5,000
Acquisition shares (in Shares)							350,000,000
Total fair value				$ 21,703			$ 21,703
Previously Reported [Member]
Convertible Debentures and Fair Value Measurements (Details) [Line Items]
Estimated fair value								$ 32,203
Cash								$ 1,092
Minimum [Member]
Convertible Debentures and Fair Value Measurements (Details) [Line Items]
Estimated fair value				37,953			37,953
Maximum [Member]
Convertible Debentures and Fair Value Measurements (Details) [Line Items]
Estimated fair value				46,733			$ 46,733
Class A Common Stock [Member]
Convertible Debentures and Fair Value Measurements (Details) [Line Items]
Aggregate principal	$ 1,160
Investor shares (in Shares)							350,000,000
Convertible Debt [Member]
Convertible Debentures and Fair Value Measurements (Details) [Line Items]
Aggregate principal issued																$ 3,656
2021 Bridge Debentures [Member]
Convertible Debentures and Fair Value Measurements (Details) [Line Items]
Estimated fair value				32,203			$ 32,203
Outstanding balance percentage							145.00%
Total fair value				$ 2,319			$ 2,319
2022 Bridge Debentures [Member]
Convertible Debentures and Fair Value Measurements (Details) [Line Items]
Annual rate				120.00%			120.00%
Fair value				$ 28,000			$ 28,000
Convertible debentures percentage				10.00%	10.00%
Conversion price (in Dollars per share)				$ 4			$ 4
Offering price							75.00%